Discontinued Operations and Deconsolidation - Schedule of Consolidated Statements of Operations (Details) - Discontinued Operations [Member] - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024
Schedule of Consolidated Statements of Operations [Line Items]
Revenues from financial services	$ 404	$ 569	$ 5,914
Cost of revenues	(44)	(96)	(4,915)
Gross profit	360	473	999
Operating expenses:
General and administrative	(425)	(792)	(8,072)
Total operating expenses	(425)	(792)	(8,072)
Loss from operations	(65)	(319)	(7,073)
Other income (expenses):
Interest expense - related parties	(82)	(190)	(163)
Gain on termination of GSS GSA – related party			6,083
Gain on deconsolidation		2,491
Other income (expense)	(11)	48	12
Total other income (expense), net	(93)	2,349	5,932
Net loss from discontinued operations	$ (158)	$ 2,030	$ (1,141)